Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Parentheticals) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate [Abstract]
Tax calculated at tax rate	24.00%	24.00%	24.00%